Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Equity

Note 10—Equity

Initial Public Offering

On June 25, 2014, the Company completed its initial public offering (“IPO”) of 30,300,000 shares of our common stock, which included 21,500,000 shares sold by the Company and 8,800,000 shares sold by certain stockholders. The net proceeds from the IPO were approximately $544.7 million, after deducting underwriting discounts and commissions and the offering expenses payable by the Company of approximately $35.8 million. The Company used a portion of the net proceeds received from the IPO to repay the then-outstanding borrowings under Eclipse I’s revolving credit facility and to fund the Company’s capital expenditure plan.

Incentive Units

Eclipse Holdings has a total of 1,000 Class C-1 units and 1,000 Class C-2 units authorized to be issued to employees (“Incentive Units”). The Series C-1 and C-2 Incentive Units are non-voting with respect to partnership matters, and the holder thereof will begin to participate in distributions from Eclipse Holdings after distributions have been made to the holders of the Series A-1 and A-2 units that satisfy a specified hurdle rate and return on investment factor, with the level of participation in distributions adjusting upwards as distributions to the holders of the Series A-1 and A-2 units satisfy additional specified hurdle rates and return on investment factors.

Total compensation cost related to the Incentive Units was less than $0.1 million for each of the years ended December 31, 2014, 2013 and 2012. As of December 31, 2014, there was $0.7 million of total unrecognized compensation cost related to Incentive Units, which is expected to be recognized over a weighted-average period of 6.34 years.

The determination of the fair value of the awards noted above uses significant Level 3 assumptions in the fair value hierarchy including an estimate of the timing of an Exit Event, forfeitures, the risk free rate and a volatility estimate tied to the Company’s public peer group.

Restricted Stock Issued to Directors

The Company has 16,000,000 shares of common stock authorized to be issued in accordance with its 2014 Long-Term Incentive Plan. On October 7, 2014, the Company issued 31,115 restricted shares of common stock, par value $0.01, to seven non-employee members of its Board of Directors. As of December 31, 2014 the Company recognized expense of approximately $0.1 million and expects to recognize $0.3 million during 2015 until the restricted shares become fully vested on June 25, 2015.

Private Placement of Common Stock

On December 27, 2014, the Company entered into a Securities Purchase Agreement with the EnCap Funds, the Management Funds and the other stockholders pursuant to which was agreed to issue and sell to such purchasers an aggregate of 62,500,000 shares of common stock at a price of $7.04 per share pursuant to the exemptions from registration provided in Rule 506 of Regulation D promulgated under Section 4(2) of the Securities Act, such transaction referred to herein as the “private placement.”

On January 28, 2015, the Company closed the private placement and received net proceeds from the issuance of the shares to the purchasers of approximately $434 million (after deducting placement agent commissions and estimated expenses), which the Company intends to use to fund its capital expenditure plan and for general corporate purposes. Upon the closing of the private placement, the Company amended and restated the existing registration rights agreement that was entered into upon the closing of the IPO to give the stockholders certain registration rights with respect to the stock purchased in the private placement.